Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 422,961,699
Previously Paid Amount	14,150.85
Total Fee Amount	58,411.02
Total Offset Amount
Net Fee	$ 44,260.17